Long-Term Incentive Plan (Details) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012
Table Summarizes Unit Based Awards
Outstanding, Beginning period		162,860	90,938
Granted	23,921
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(2,427)	0
LTIP vesting, Shares	10,483	20,308
Outstanding, Ending period	101,949	142,552	90,938
Maximum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	21.40	19.69
Minimum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	13.36	14.70